Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.73%
Basic Materials — 8.22%
Beacon Roofing Supply †	11,797	$ 910,374
Boise Cascade	8,997	927,051
Huntsman	40,392	985,565
Kaiser Aluminum	5,437	409,189
Minerals Technologies	12,591	689,483
Reliance Steel & Aluminum	3,716	974,447
Westrock	12,863	460,495
Worthington Industries	7,994	494,189
		5,850,793
Business Services — 5.08%
ABM Industries	11,098	444,031
Aramark	17,226	597,742
ASGN †	7,708	629,590
Casella Waste Systems Class A †	4,440	338,772
Clean Harbors †	3,762	629,608
WillScot Mobile Mini Holdings †	23,540	979,029
		3,618,772
Capital Goods — 11.49%
Ameresco Class A †	5,202	200,589
Barnes Group	4,677	158,878
Carlisle	2,505	649,446
Chart Industries †	1,764	298,328
Coherent †	10,686	348,791
Federal Signal	8,307	496,177
Gates Industrial †	17,842	207,146
Graco	6,922	504,475
Kadant	1,795	404,862
KBR	11,364	669,794
Lincoln Electric Holdings	4,276	777,334
MasTec †	6,600	475,002
Quanta Services	6,267	1,172,368
Tetra Tech	3,531	536,818
WESCO International	5,251	755,199
Zurn Elkay Water Solutions	18,768	525,879
		8,181,086
Consumer Discretionary — 4.62%
BJ's Wholesale Club Holdings †	7,740	552,404
Dick's Sporting Goods	6,807	739,104
Five Below †	5,038	810,614
Malibu Boats Class A †	9,638	472,455
Steven Madden	22,385	711,171
		3,285,748
Consumer Services — 2.22%
Brinker International †	9,232	291,639
Jack in the Box	3,677	253,934
Texas Roadhouse	5,743	551,902
Wendy's	23,826	486,289
		1,583,764
Consumer Staples — 3.53%
Casey's General Stores	3,348	909,049
Helen of Troy †	2,981	347,466
J & J Snack Foods	3,757	614,833
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
YETI Holdings †	13,333	$ 642,917
		2,514,265
Credit Cyclicals — 3.80%
BorgWarner	14,134	570,590
Dana	18,484	271,160
KB Home	7,267	336,317
La-Z-Boy	11,807	364,600
Phinia	2,826	75,708
Taylor Morrison Home †	8,448	359,969
Toll Brothers	9,807	725,326
		2,703,670
Energy — 5.45%
Chesapeake Energy	13,587	1,171,607
Liberty Energy	102,274	1,894,114
Southwestern Energy †	126,573	816,396
		3,882,117
Financial Services — 12.66%
Axis Capital Holdings	12,231	689,461
Columbia Banking System	28,784	584,315
East West Bancorp	16,009	843,834
Essent Group	13,750	650,238
Hamilton Lane Class A	6,401	578,906
Kemper	15,335	644,530
NMI Holdings Class A †	9,905	268,326
Primerica	5,165	1,002,062
Reinsurance Group of America	5,730	831,939
SouthState	8,006	539,284
Stifel Financial	13,622	836,936
Valley National Bancorp	47,872	409,784
Webster Financial	17,919	722,315
WSFS Financial	11,329	413,509
		9,015,439
Healthcare — 13.55%
Amicus Therapeutics †	31,328	380,948
Apellis Pharmaceuticals †	9,445	359,288
Azenta †	7,299	366,337
Bio-Techne	7,633	519,578
Blueprint Medicines †	7,151	359,123
Catalent †	8,102	368,884
Encompass Health	8,754	587,919
Exact Sciences †	6,439	439,269
Halozyme Therapeutics †	14,204	542,593
ICON †	1,165	286,881
Insmed †	16,820	424,705
Inspire Medical Systems †	2,284	453,237
Intra-Cellular Therapies †	5,810	302,643
Lantheus Holdings †	5,033	349,693
Ligand Pharmaceuticals †	5,429	325,306
Natera †	10,265	454,226
Neurocrine Biosciences †	6,840	769,500
OmniAb †	19,996	103,779
OmniAb 12.5 =, †	1,789	0
OmniAb 15 =, †	1,789	0
NQ-FL4 [0923] 1123 (3217051)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
PTC Therapeutics †	5,671	$ 127,087
QuidelOrtho †	3,878	283,249
Repligen †	3,448	548,266
Shockwave Medical †	2,647	527,018
Supernus Pharmaceuticals †	13,414	369,824
Travere Therapeutics †	16,599	148,395
Ultragenyx Pharmaceutical †	7,060	251,689
		9,649,437
Media — 1.90%
IMAX †	23,120	446,678
Interpublic Group	20,580	589,823
Nexstar Media Group	2,223	318,712
		1,355,213
Real Estate Investment Trusts — 5.95%
Brixmor Property Group	32,763	680,815
Camden Property Trust	5,661	535,417
DiamondRock Hospitality	28,770	231,023
EastGroup Properties	3,142	523,237
First Industrial Realty Trust	14,479	689,056
Kite Realty Group Trust	30,153	645,877
National Storage Affiliates Trust	9,967	316,353
Pebblebrook Hotel Trust	20,874	283,678
Physicians Realty Trust	26,906	327,984
		4,233,440
Technology — 14.92%
Box Class A †	10,934	264,712
DoubleVerify Holdings †	11,437	319,664
Dynatrace †	12,183	569,312
ExlService Holdings †	31,529	884,073
Guidewire Software †	5,986	538,740
MACOM Technology Solutions Holdings †	7,132	581,829
MaxLinear †	14,762	328,454
Paycom Software	463	120,042
Procore Technologies †	7,537	492,317
PTC †	8,152	1,154,975
Q2 Holdings †	9,841	317,569
Rapid7 †	5,976	273,581
Regal Rexnord	3,586	512,368
Semtech †	16,731	430,823
Silicon Laboratories †	3,029	351,031
Smartsheet Class A †	12,449	503,687
Sprout Social Class A †	5,204	259,576
SPS Commerce †	1,031	175,899
Tyler Technologies †	364	140,555
Varonis Systems †	15,554	475,019
WNS Holdings ADR †	10,212	699,113
Workiva †	3,499	354,589
Yelp †	12,288	511,058
Ziff Davis †	5,739	365,517
		10,624,503
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation — 3.85%
Allegiant Travel	3,300	$ 253,638
ArcBest	1,215	123,505
Kirby †	9,918	821,210
Knight-Swift Transportation Holdings	13,780	691,067
Saia †	314	125,176
Werner Enterprises	15,069	586,938
XPO †	1,875	139,987
		2,741,521
Utilities — 1.49%
Black Hills	10,429	527,603
Spire	9,403	532,022
		1,059,625
Total Common Stocks (cost $62,636,988)		70,299,393

Short-Term Investments — 1.32%
Money Market Mutual Funds — 1.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	235,569	235,569
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	235,573	235,573
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	235,573	235,573
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	235,573	235,573
Total Short-Term Investments (cost $942,288)		942,288

Total Value of Securities—100.05% (cost $63,579,276)		71,241,681
Liabilities Net of Receivables and Other Assets—(0.05%)		(39,059)
Net Assets Applicable to 4,609,545 Shares Outstanding—100.00%		$71,202,622
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-FL4 [0923] 1123 (3217051)